CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
RISPERDAL CONSTA secured notes principal (as a percent)	7.00%	7.00%